ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable were as follows at December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Accounts receivable	$1,738,543	$1,244,876
Allowance for doubtful accounts	—	—
Accounts Receivable, Net	$1,738,543	$1,244,876

There was bad debt expense related to accounts receivable of $76,046 in 2021. a recovery in the amount of ($3,217)in 2020.